American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
March 31, 2024

Equity Growth Fund - Schedule of Investments
MARCH 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 1.5%
Axon Enterprise, Inc.(1)	17,088	5,346,493
General Dynamics Corp.	8,717	2,462,465
Lockheed Martin Corp.	29,501	13,419,120
Textron, Inc.	41,189	3,951,261
		25,179,339
Air Freight and Logistics — 0.7%
FedEx Corp.	25,503	7,389,239
United Parcel Service, Inc., Class B	24,211	3,598,481
		10,987,720
Automobiles — 0.5%
Tesla, Inc.(1)	45,625	8,020,419
Banks — 3.1%
Bank of America Corp.	144,712	5,487,479
JPMorgan Chase & Co.	138,989	27,839,497
Truist Financial Corp.	50,672	1,975,194
U.S. Bancorp	180,607	8,073,133
Wells Fargo & Co.	151,030	8,753,699
		52,129,002
Beverages — 1.7%
Coca-Cola Co.	351,179	21,485,131
PepsiCo, Inc.	36,689	6,420,942
		27,906,073
Biotechnology — 3.8%
AbbVie, Inc.	89,001	16,207,082
Alkermes PLC(1)	31,298	847,237
Amgen, Inc.	21,189	6,024,457
Gilead Sciences, Inc.	46,929	3,437,549
Neurocrine Biosciences, Inc.(1)	15,361	2,118,589
Regeneron Pharmaceuticals, Inc.(1)	14,580	14,033,104
Vertex Pharmaceuticals, Inc.(1)	51,609	21,573,078
		64,241,096
Broadline Retail — 3.4%
Amazon.com, Inc.(1)	308,029	55,562,271
Coupang, Inc.(1)	92,770	1,650,378
		57,212,649
Building Products — 0.7%
Builders FirstSource, Inc.(1)	4,961	1,034,616
Masco Corp.	21,106	1,664,841
Owens Corning	45,917	7,658,956
Simpson Manufacturing Co., Inc.	6,583	1,350,700
		11,709,113
Capital Markets — 0.8%
Bank of New York Mellon Corp.	31,253	1,800,798
Cboe Global Markets, Inc.	25,970	4,771,468
Franklin Resources, Inc.	58,325	1,639,516
Morgan Stanley	32,596	3,069,239
MSCI, Inc.	3,412	1,912,256
		13,193,277

Chemicals — 0.8%
Dow, Inc.	28,380	1,644,053
LyondellBasell Industries NV, Class A	53,639	5,486,197
PPG Industries, Inc.	49,070	7,110,243
		14,240,493
Commercial Services and Supplies — 0.4%
Republic Services, Inc.	25,102	4,805,527
Veralto Corp.	21,995	1,950,077
		6,755,604
Communications Equipment — 0.7%
Cisco Systems, Inc.	224,612	11,210,385
Consumer Finance — 1.2%
American Express Co.	53,052	12,079,410
Capital One Financial Corp.	3,369	501,610
Discover Financial Services	20,454	2,681,315
SoFi Technologies, Inc.(1)	148,789	1,086,160
Synchrony Financial	101,682	4,384,528
		20,733,023
Consumer Staples Distribution & Retail — 2.6%
Sysco Corp.	174,410	14,158,604
Target Corp.	100,972	17,893,248
U.S. Foods Holding Corp.(1)	40,071	2,162,632
Walmart, Inc.	165,417	9,953,141
		44,167,625
Distributors — 0.3%
LKQ Corp.	53,225	2,842,747
Pool Corp.	3,504	1,413,864
		4,256,611
Electric Utilities — 0.4%
Entergy Corp.	25,964	2,743,876
FirstEnergy Corp.	87,244	3,369,363
		6,113,239
Electrical Equipment — 0.2%
Acuity Brands, Inc.	6,009	1,614,799
Atkore, Inc.	9,592	1,825,933
		3,440,732
Energy Equipment and Services — 0.9%
ChampionX Corp.	41,554	1,491,373
Halliburton Co.	50,943	2,008,173
Schlumberger NV	223,021	12,223,781
		15,723,327
Entertainment — 1.0%
Electronic Arts, Inc.	55,251	7,330,150
Netflix, Inc.(1)	10,197	6,192,944
Walt Disney Co.	29,761	3,641,556
		17,164,650
Financial Services — 4.1%
Berkshire Hathaway, Inc., Class B(1)	35,315	14,850,664
Mastercard, Inc., Class A	16,295	7,847,183
PayPal Holdings, Inc.(1)	63,304	4,240,735
Visa, Inc., Class A	146,885	40,992,666
		67,931,248
Food Products — 0.6%
Conagra Brands, Inc.	103,012	3,053,275
Hershey Co.	20,218	3,932,401

Lamb Weston Holdings, Inc.	23,994	2,556,081
McCormick & Co., Inc.	11,564	888,231
		10,429,988
Gas Utilities — 0.2%
Atmos Energy Corp.	29,161	3,466,368
Ground Transportation — 1.4%
CSX Corp.	41,535	1,539,702
Uber Technologies, Inc.(1)	283,150	21,799,719
		23,339,421
Health Care Equipment and Supplies — 2.3%
Abbott Laboratories	96,697	10,990,581
Align Technology, Inc.(1)	18,314	6,005,527
Lantheus Holdings, Inc.(1)	29,937	1,863,279
Medtronic PLC	128,392	11,189,363
Zimmer Biomet Holdings, Inc.	59,104	7,800,546
		37,849,296
Health Care Providers and Services — 2.7%
Cardinal Health, Inc.	47,022	5,261,762
Centene Corp.(1)	132,234	10,377,724
Cigna Group	20,139	7,314,283
DaVita, Inc.(1)	8,000	1,104,400
Elevance Health, Inc.	16,968	8,798,587
Henry Schein, Inc.(1)	27,567	2,081,860
McKesson Corp.	15,106	8,109,656
UnitedHealth Group, Inc.	3,483	1,723,040
		44,771,312
Health Care Technology — 0.7%
Veeva Systems, Inc., Class A(1)	51,413	11,911,878
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	86,558	1,790,019
Hotels, Restaurants and Leisure — 1.8%
Booking Holdings, Inc.	3,987	14,464,357
Darden Restaurants, Inc.	12,020	2,009,143
Expedia Group, Inc.(1)	20,709	2,852,665
Las Vegas Sands Corp.	38,803	2,006,115
Starbucks Corp.	76,990	7,036,116
Yum! Brands, Inc.	9,623	1,334,229
		29,702,625
Household Durables — 0.5%
DR Horton, Inc.	12,247	2,015,244
Lennar Corp., Class A	27,740	4,770,725
PulteGroup, Inc.	8,573	1,034,075
		7,820,044
Household Products — 1.9%
Colgate-Palmolive Co.	162,466	14,630,064
Kimberly-Clark Corp.	42,480	5,494,788
Procter & Gamble Co.	69,533	11,281,729
		31,406,581
Industrial REITs — 0.1%
Prologis, Inc.	12,455	1,621,890
Insurance — 1.6%
Arch Capital Group Ltd.(1)	22,294	2,060,857
Everest Group Ltd.	10,830	4,304,925
Marsh & McLennan Cos., Inc.	15,329	3,157,467
MetLife, Inc.	24,350	1,804,579

Travelers Cos., Inc.	40,552	9,332,637
W R Berkley Corp.	60,777	5,375,118
		26,035,583
Interactive Media and Services — 6.5%
Alphabet, Inc., Class A(1)	222,264	33,546,306
Alphabet, Inc., Class C(1)	209,959	31,968,357
Meta Platforms, Inc., Class A	90,357	43,875,552
		109,390,215
IT Services — 2.0%
Accenture PLC, Class A	43,096	14,937,505
Cognizant Technology Solutions Corp., Class A	48,322	3,541,519
International Business Machines Corp.	79,865	15,251,020
		33,730,044
Life Sciences Tools and Services — 0.9%
Agilent Technologies, Inc.	57,207	8,324,191
IQVIA Holdings, Inc.(1)	12,496	3,160,113
Medpace Holdings, Inc.(1)	3,929	1,587,905
Mettler-Toledo International, Inc.(1)	1,637	2,179,322
		15,251,531
Machinery — 4.1%
Caterpillar, Inc.	93,660	34,319,834
Cummins, Inc.	35,638	10,500,737
Donaldson Co., Inc.	21,786	1,626,978
Dover Corp.	9,143	1,620,048
Otis Worldwide Corp.	39,124	3,883,839
PACCAR, Inc.	50,559	6,263,754
Parker-Hannifin Corp.	16,945	9,417,862
Snap-on, Inc.	6,035	1,787,688
		69,420,740
Media — 1.3%
Comcast Corp., Class A	395,397	17,140,460
Trade Desk, Inc., Class A(1)	46,367	4,053,403
		21,193,863
Multi-Utilities — 0.2%
Consolidated Edison, Inc.	43,766	3,974,390
Oil, Gas and Consumable Fuels — 3.5%
Cheniere Energy, Inc.	24,233	3,908,298
Chevron Corp.	15,997	2,523,367
ConocoPhillips	199,773	25,427,108
Coterra Energy, Inc.	91,446	2,549,515
EOG Resources, Inc.	60,091	7,682,033
Exxon Mobil Corp.	92,606	10,764,521
Marathon Petroleum Corp.	15,378	3,098,667
Valero Energy Corp.	13,887	2,370,372
		58,323,881
Personal Care Products — 0.3%
Kenvue, Inc.	213,604	4,583,942
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	41,310	2,240,241
Eli Lilly & Co.	30,660	23,852,254
Jazz Pharmaceuticals PLC(1)	9,147	1,101,482
Johnson & Johnson	32,528	5,145,604
Merck & Co., Inc.	213,796	28,210,382
		60,549,963

Professional Services — 0.4%
Jacobs Solutions, Inc.	16,625	2,555,762
Leidos Holdings, Inc.	17,112	2,243,212
Paychex, Inc.	12,979	1,593,821
		6,392,795
Retail REITs — 0.5%
Simon Property Group, Inc.	56,428	8,830,418
Semiconductors and Semiconductor Equipment — 11.3%
Applied Materials, Inc.	34,715	7,159,274
Broadcom, Inc.	15,348	20,342,393
KLA Corp.	21,977	15,352,473
Microchip Technology, Inc.	125,490	11,257,708
NVIDIA Corp.	111,320	100,584,299
NXP Semiconductors NV	66,887	16,572,592
QUALCOMM, Inc.	100,426	17,002,122
		188,270,861
Software — 11.6%
Adobe, Inc.(1)	25,790	13,013,634
Autodesk, Inc.(1)	32,563	8,480,056
Crowdstrike Holdings, Inc., Class A(1)	20,569	6,594,216
Intuit, Inc.	19,320	12,558,000
Microsoft Corp.	275,283	115,817,064
Palantir Technologies, Inc., Class A(1)	254,700	5,860,647
Salesforce, Inc.	38,042	11,457,490
ServiceNow, Inc.(1)	22,579	17,214,230
Synopsys, Inc.(1)	4,995	2,854,642
		193,849,979
Specialized REITs — 0.3%
Public Storage	14,762	4,281,866
Specialty Retail — 3.6%
Bath & Body Works, Inc.	47,379	2,369,898
Burlington Stores, Inc.(1)	8,159	1,894,438
Gap, Inc.	120,604	3,322,640
Home Depot, Inc.	19,924	7,642,846
Lowe's Cos., Inc.	40,173	10,233,268
O'Reilly Automotive, Inc.(1)	9,971	11,256,063
Ross Stores, Inc.	57,750	8,475,390
TJX Cos., Inc.	50,807	5,152,846
Ulta Beauty, Inc.(1)	11,413	5,967,630
Williams-Sonoma, Inc.	10,997	3,491,877
		59,806,896
Technology Hardware, Storage and Peripherals — 5.4%
Apple, Inc.	525,419	90,098,850
Textiles, Apparel and Luxury Goods — 0.4%
Lululemon Athletica, Inc.(1)	17,321	6,766,449
Trading Companies and Distributors — 0.8%
Beacon Roofing Supply, Inc.(1)	73,261	7,181,043
Ferguson PLC	23,463	5,125,023
MSC Industrial Direct Co., Inc., Class A	14,566	1,413,485
		13,719,551
TOTAL COMMON STOCKS (Cost $1,048,946,017)		1,660,896,864
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	29,622	29,622

Repurchase Agreements — 0.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 9/15/26, valued at $477,139), in a joint trading account at 5.28%, dated 3/28/24, due 4/1/24 (Delivery value $467,947)	467,673
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 3/31/27, valued at $8,700,638), at 5.30%, dated 3/28/24, due 4/1/24 (Delivery value $8,535,023)	8,530,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.75% - 2.875%, 6/15/25 - 1/31/27, valued at $1,928,126), at 5.30%, dated 3/28/24, due 4/1/24 (Delivery value $1,891,113)	1,890,000
10,887,673
TOTAL SHORT-TERM INVESTMENTS (Cost $10,917,295)	10,917,295
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,059,863,312)	1,671,814,159
OTHER ASSETS AND LIABILITIES — 0.0%	(398,458)
TOTAL NET ASSETS — 100.0%	$1,671,415,701

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,660,896,864	—	—
Short-Term Investments	29,622	$10,887,673	—
	$1,660,926,486	$10,887,673	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.